Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference Shares [Member]	Number of Common Shares [Member]	Stated Share Capital [Member]	Contributed Surplus [Member]	Total Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Preference Shares [Member]	Retained Earnings [Member] Number of Common Shares [Member]	Unrecognized Gain (Loss) on Financial Instruments [Member]	Foreign Currency Translation Adjustments [Member]	Total Accumulated Other Comprehensive Loss ("AOCL") [Member]
Balance at Dec. 31, 2024	$ 12,006			$ 2,067	$ 1,431	$ 3,498	$ 9,699			$ 19	$ (1,210)	$ (1,191)
Statement [LineItems]
Net earnings	747						747
Other comprehensive income (loss)	326						29			(5)	302	297
Total comprehensive income (loss)	1,073						776			(5)	302	297
Transfer of gain on disposal of equity investments to retained earnings							1			(1)		(1)
Dividends declared		$ (2)	$ (536)					$ (2)	$ (536)
Shares issued under Dividend Reinvestment Plan ("DRIP")	17			17		17
Stock compensation plans	58			94	(31)	63	(5)
Balance at Jun. 30, 2025	12,616			2,178	1,400	3,578	9,933			13	(908)	(895)
Balance at Dec. 31, 2025	11,914			2,189	1,408	3,597	9,220			38	(941)	(903)
Statement [LineItems]
Net earnings	907						907
Other comprehensive income (loss)	19						62			10	(53)	(43)
Total comprehensive income (loss)	926						969			10	(53)	(43)
Return of capital on common shares (see note 14)	(607)			(607)		(607)
Transfer of gain on disposal of equity investments to retained earnings							7			(7)		(7)
Dividends declared		$ (2)	$ (576)					$ (2)	$ (576)
Shares issued under Dividend Reinvestment Plan ("DRIP")	21			21		21
Repurchases of common shares (see note 14)	(373)			(27)		(27)	(346)
Pre-defined share repurchase plan (see note 14)	(238)			(13)		(13)	(225)
Stock compensation plans	60			52	8	60
Balance at Jun. 30, 2026	$ 11,125			$ 1,615	$ 1,416	$ 3,031	$ 9,047			$ 41	$ (994)	$ (953)